Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Loans	$ 195	$ 178
Deposits	114	132
Fees paid for services received	$ 71	$ 66